Fees Summary	Sep. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	22,965.00
Total Offset Amount	0.00
Net Fee	22,965.00
Narrative - Max Aggregate Offering Price	$ 150,000,000.00
Final Prospectus	true